Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Summary of disaggregation of revenue from contracts with customers
Revenue from contracts with customers during the years ended December 31, 2021 and 2020 disaggregated by metal were as follows:

	2021	2020
Gold	$1,079,321	$844,076
Silver	2,965	1,312
Total revenue	$1,082,286	$845,388